UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                    811-23315

NB Crossroads Private Markets Fund V Holdings LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 476-8800

Date of fiscal year end:     March 31

Date of reporting period:      September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund V Holdings LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2022

NB Crossroads Private Markets Fund V Holdings LP

For the six months ended September 30, 2022

NB Crossroads Private Markets Fund V Holdings LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2022 (Unaudited)

Assets

Investments, at fair value (cost $267,333,594)	$394,215,330
Deferred financing costs	147,390
Prepaid insurance	48,463
Interest receivable	32,067

Total Assets	$394,443,250

Liabilities

Advisory fee payable	$718,372
Due to Affiliate	251,698
Professional fees payable	103,825
Administration service fees payable	62,510
Other payables	23,305

Total Liabilities	$1,159,710

Commitments and contingencies (Note 5)

Partners' Capital - Net Assets	$393,283,540

Units of Master Fund Interests outstanding (unlimited units authorized)	222,199.64
Net Asset Value Per Unit	$1,769.96

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (24.30%)
Advent International GPE IX Limited Partnership	Primary	10/2019-09/2022	North America	$9,577,863	$15,161,046
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	-	17,265
Green Equity Investors, VIII, L.P.	Primary	12/2020-08/2022	North America	10,444,821	11,219,901
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,070	2,060,531
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-06/2022	North America	6,212,384	7,406,468
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	3,120,000
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	3,825,000
KKR European Fund V (USD) SCSp	Primary	01/2020-08/2022	Europe	8,183,111	9,024,416
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	5,664,625
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	3,604,012	8,486,154
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	13,398,416
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,510,302	1,325,902
NB HUB Aggregator LP	Co-Investment	11/2018-12/2021	North America	1,520,046	2,698,920
PAI Strategic Partnerships SCSp	Secondary	12/2019-12/2020	Europe	4,644,119	6,378,207
TPG Healthcare Partners, L.P.	Primary	12/2019-09/2022	North America	542,885	714,680
TPG Partners VIII, L.P.	Primary	12/2019-09/2022	North America	2,353,901	3,716,551
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,340,955
				62,669,949	95,559,037
Small and Mid-cap Buyout (52.21%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	2,287,329	3,635,485
Advent Global Technology Limited Partnership	Primary	03/2020-05/2022	North America	11,220,000	13,636,958
AEA Investors Fund VII, L.P.	Primary	10/2019-06/2022	North America	8,553,241	8,688,291
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-04/2022	North America	10,547,193	12,200,000
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	5,022,165
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	6,497,333
Arsenal Capital Partners Fund V LP	Primary	07/2019-07/2022	North America	10,559,210	12,536,333
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-04/2021	North America	2,559,529	3,019,721
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	578,277	112,239
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	2,800,000
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,087,811	4,111,511
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,295,127	1,444,576
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	5,772,617
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-09/2022	North America	6,320,175	13,783,468
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	1,477,429
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	289,077	1,821
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	1,213,899
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	5,950,889	8,461,253
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	5,157,273
Oak Hill Capital Partners V, L.P.	Primary	12/2020-09/2022	North America	9,735,122	12,294,029
Oakley Capital IV-B SCSP	Primary	05/2019-06/2022	Europe	6,268,871	9,889,045
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	1,509,141
Quadria Capital Fund II, L.P.	Primary	06/2019-09/2022	Asia	8,409,263	10,528,529
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,104,413	9,548,110
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	5,123,371
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,766,469	4,926,250
Solo Brands Inc. (F)	Co-Investment	09/2019-02/2021	North America	360,050	1,308,099
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-07/2022	North America	8,878,717	11,430,180
The Veritas Capital Fund VII, L.P.	Primary	09/2020-08/2022	North America	10,965,495	15,290,505
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,924	8,048,700
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019-11/2021	Europe	1,583,806	4,541,928
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,318,051
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	31,891	19,800
				139,765,209	205,348,110

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.88%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-09/2022	North America	8,901,720	11,309,259
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	142,214	442,311
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	372,968	200,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	3,061,212	3,309,568
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-03/2021	North America	49,448	419,933
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,772,445	3,693,200
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	3,624,205	3,765,533
				18,924,212	23,139,804
Venture Capital (13.61%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	11,181,610
GGV Capital VII L.P.	Primary	01/2019-07/2022	North America	3,638,344	5,323,283
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	955,500	1,188,610
GGV Discovery Fund II, L.P.	Primary	01/2019-09/2022	North America	2,418,000	4,855,364
Level Equity Growth Partners IV, L.P.	Primary	11/2018-07/2022	North America	4,657,409	10,934,079
Lightspeed China Partners IV, L.P.	Primary	10/2019-05/2022	Asia	2,075,000	3,109,882
Lightspeed China Partners Select I, L.P.	Primary	04/2019-05/2022	Asia	1,821,922	2,637,357
TA XIII-A, L.P.	Primary	12/2019-05/2022	North America	9,269,750	14,305,228
				29,341,258	53,535,413

Short Term Investments				Cost	Fair Value
Money Market Fund (4.23%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				16,632,966	16,632,966
				16,632,966	16,632,966

Total Investments (cost $267,333,594) (100.23%)					394,215,330
Other Assets & Liabilities (Net) (-0.23%)					(931,790)
Partners' Capital - Net Assets (100.00%)					$393,283,540

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2022 aggregated $250,700,628. Total fair value of illiquid and restricted securities at
September 30, 2022 was $377,582,364 or 96.00% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Statement of Operations

For the six months ended September 30, 2022 (Unaudited)

Investment Income:

Dividend income	$216,138
Interest income	81,336

Total Investment Income	297,474

Operating Expenses:

Advisory fees	1,436,743
Administration service fees	126,517
Professional fees	124,534
Independent Directors' fees	78,125
Financing costs	33,340
Insurance expense	27,988
Other expenses	55,187

Total Operating Expenses	1,882,434

Net Investment Loss	(1,584,960)

Net Realized and Change in Unrealized Loss on Investments (Note 2)

Net realized gain on investments	24,190,857
Net change in unrealized appreciation on investments	(46,821,630)

Net Realized and Change in Unrealized Loss on Investments	(22,630,773)

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(24,215,733)

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2022 (Audited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2021	$273,876,541	$4,951,611	$278,828,152
Capital contributions	26,774,135	270,446	27,044,581
Capital distributions	(98,508)	-	(98,508)
Net investment loss	(3,670,717)	(37,078)	(3,707,795)
Net realized gain on investments	32,887,844	332,200	33,220,044
Net change in unrealized appreciation on investments	81,460,012	822,828	82,282,840
Net change in incentive carried interest	(6,796,220)	6,796,220	-
Partners' capital at March 31, 2022	$404,433,087	$13,136,227	$417,569,314

For the six months ended September 30, 2022 (Unaudited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2022	$404,433,087	$13,136,227	$417,569,314
Capital distributions	(70,041)	-	(70,041)
Net investment loss	(1,569,110)	(15,850)	(1,584,960)
Net realized gain on investments	23,948,948	241,909	24,190,857
Net change in unrealized appreciation on investments	(46,353,414)	(468,216)	(46,821,630)
Net change in incentive carried interest	1,751,728	(1,751,728)	-
Partners' capital at September 30, 2022	$382,141,198	$11,142,342	$393,283,540

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Statement of Cash Flows

For the six months ended September 30, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners' Capital – Net Assets resulting from operations	$(24,215,733)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(20,344,039)
Proceeds received from investments	33,371,140
Reclassification to short term investment	(11,257,944)
Net realized gain on investments	(24,190,857)
Net change in unrealized (appreciation) depreciation on investments	46,821,630
Net change in accretion of PIK dividend	(216,138)
Changes in assets and liabilities related to operations
(Increase) decrease in deferred financing costs	33,340
(Increase) decrease in prepaid insurance	(27,638)
(Increase) decrease in interest receivable	(31,379)
Increase (decrease) in due to Affiliate	254,474
Increase (decrease) in professional fees payable	(125,805)
Increase (decrease) in administration service fees payable	(6,070)
Increase (decrease) in other payables	5,060

Net cash provided by (used in) operating activities	70,041

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Partners	(70,041)

Net cash provided by (used in) financing activities	(70,041)

Net change in cash and cash equivalents	-
Cash and cash equivalents at the beginning of the period	-

Cash and cash equivalents at the end of the period	$-

Noncash activities
Distributions totaling $70,041 were made to the TE Fund and TE Advisory Fund for taxes paid and/or accrued on behalf of the TE Fund and TE Advisory Fund.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Financial Highlights

	For the six months ended September 30, 2022 (Unaudited)	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020	Period from May 18, 2018 (Commencement of Operations) through March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,879.25	$1,349.34	$862.22	$876.74	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(7.13)	(17.35)	(18.52)	(39.11)	(185.04)
Net realized and unrealized gain (loss) on investments	(101.84)	547.73	506.00	24.62	61.78
Net increase (decrease) in net assets resulting from operations after incentive carried interest	(108.97)	530.38	487.48	(14.49)	(123.26)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners' Capital - Net Assets due to distributions to Partners	(0.32)	(0.47)	(0.36)	(0.03)	-
NET ASSET VALUE, END OF PERIOD	$1,769.96	$1,879.25	$1,349.34	$862.22	$876.74
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(5.80)%	39.31%	56.56%	(1.65)%	(2.91	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$393,284	$417,569	$278,828	$139,031	$41,349
Ratios to Average Partners' Capital - Net Assets: (5) (6)
Expenses excluding incentive carried interest	0.93%	1.20%	2.15%	4.82%	27.10%
Net change in incentive carried interest	(0.44)%	2.01%	1.23%	-	-
Expenses including incentive carried interest	0.49%	3.21%	3.38%	4.82%	27.10%
Net investment loss excluding incentive carried interest	(0.79)%	(1.08)%	(1.95)%	(4.36)%	(25.30)%
Portfolio Turnover Rate (7)	5.06%	16.72%	7.86%	4.13%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (8)	24.15%	33.31%	29.60%	(5.96)%	(9.80)%
Internal Rate of Return after incentive carried interest (8)	23.34%	32.10%	28.94%	(5.96)%	(9.80)%

(1)	Selected data for a unit of Master Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based the timing of closings during the period May 18, 2018 (Commencement of Operations) through March 31, 2019. As a result, an individual Partner's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	For the six months ended September 30, 2022, the ratios are annualized. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited partnership on March 30, 2017. The Master Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the Master Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk-adjusted returns. The Master Fund seeks to achieve its objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”), NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”), NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) and NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund” and together with the TI Fund, TI Advisory Fund and TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The TE Fund and the TE Advisory Fund invest indirectly in the Master Fund through NB Crossroads Private Markets Fund V (Offshore), Client LP (the “Offshore Client Fund”) and NB Crossroads Private Markets Fund V (Offshore), Advisory LP (the “Offshore Advisory Fund”), each a Cayman Islands exempted partnership. The percentage of the TE Fund and TE Advisory Fund’s partners’ capital owned by the Offshore Client Fund and Offshore Advisory Fund is 100% and 100% respectively. The financial position and results of operations of the Offshore Client Fund and Offshore Advisory Fund have been consolidated within the TE Fund’s and TE Advisory Fund’s consolidated financial statements, respectively. The Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund (except that the Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds pursue their investment objectives by investing in the Master Fund).

The Board has overall responsibility to manage and supervise the operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Master Fund’s investments and to manage the day-to-day operations of the Master Fund.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund.  As of September 30, 2022, the TI Fund’s, TI Advisory Fund’s, TE Fund’s and TE Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 57.51%, 4.23%, 29.89% and 7.37%, respectively, with a NB affiliate’s (“Special Limited Partner”) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Master Fund’s valuation policy to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and

Partners’ Capital - Net Assets by level within the valuation hierarchy as of September 30, 2022.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$13,398,416	$82,160,621	$95,559,037
Small and Mid-cap Buyout	-	-	24,067,272	181,280,838	205,348,110
Special Situations	-	-	7,458,733	15,681,071	23,139,804
Venture	-	-	-	53,535,413	53,535,413
Money Market Fund	16,632,966	-	-	-	16,632,966
Total	$16,632,966	$-	$44,924,421	$332,657,943	$394,215,330

Significant Unobservable Inputs

As of September 30, 2022, the Master Fund had investments valued at $394,215,330. The fair value of investments valued at $332,657,943 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2022.

			Unobservable Inputs
Investments	Fair Value 09/30/2022	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$13,398,416	Market Approach	LTM EBITDA	20.0x	N/A

Small and Mid-cap Buyout	21,545,274	Market Approach	LTM EBITDA	9.7x - 16.1x	13.1x

Small and Mid-cap Buyout	1,213,899	Market Approach	Liquidity Discount	15%	N/A

Small and Mid-cap Buyout	1,308,099	Recent transactional value	N/A	N/A	N/A

Special Situations	3,765,533	Market Approach	LTM EBITDA	17.8x	N/A

Special Situations	3,693,200	Market Approach	LTM Net Revenue	2.5x	N/A

Total	$44,924,421

1 Inputs weighted based on fair value of investments in range.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

During the six months ended September 30, 2022, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$667,747

During the six months ended September 30, 2022, change in unrealized appreciation (depreciation) and realized gains from Level 3 investments were ($6,727,400) and $667,747, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2022.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2022 is one to nine years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2022, the Master Fund held $16,632,966, in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Master Fund's change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Master Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

F. Income Taxes

The Master Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual partners and, accordingly, there is no provision for income taxes reflected in these financial statements. The Master Fund has a tax year end of December 31.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that changes in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Portfolio Funds. As of September 30, 2022, the Master Fund had not received information to determine the tax cost of the investments. Based on the amounts reported to the Master Fund on Schedule K-1 as of December 31, 2021, and after adjustment for purchases and sales between December 31, 2021 and September 30, 2022, the estimated cost of the investments at September 30, 2022, for federal income tax purposes aggregated to $224,014,224. The net unrealized appreciation for federal income tax purposes was estimated to be $153,568,140. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $154,742,428 and $1,174,288, respectively.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2018 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the Master Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2022. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2022, the Master Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Directors’ fees (as defined herein); and expenses of meetings of the Board.

J. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the six months ended September 30, 2022, the Master Fund incurred Advisory Fees totaling $1,436,743.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2022, the Master Fund incurred administration service fees totaling $126,517.

The Board consists of six directors, each of whom is not an “interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2022, the Master Fund incurred $78,125 in Independent Directors’ fees.

4. Capital Commitments from Partners

At September 30, 2022, capital commitments from Partners totaled $338,057,269. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $217,201,795, which represents approximately 64% of committed capital at September 30, 2022.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2022, the Master Fund did not issue any units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund's LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the Master Fund’s LP Agreement. As of September 30, 2022, the Master Fund has not made any distributions to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 93.0% - 7.0% split between the Partners and the Special Limited Partner (as defined in Note 1), respectively. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

Incentive carried interest is accrued based on the NAV of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2022, the accrued and unpaid incentive carried interest was $7,207,134.

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2022, the Master Fund had total capital commitments of $322,986,349 to the investments with remaining unfunded commitments to the investments totaling $46,198,677 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$7,303,304
Small and Mid-cap Buyout	27,219,426
Special Situations	8,811,446
Venture	2,864,501
Total	$46,198,677

6. Description of the Investments

Due to the nature of the Portfolio Funds, the Master Fund generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated December 19, 2018, amended as of December 10, 2021, under which the Master Fund can borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement has a maturity date of December 17, 2024.

As of September 30, 2022, there were no outstanding principal amounts owed to the bank by the Master Fund. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and the secured overnight financing rate (“SOFR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2022, the Master Fund did not draw on the line of credit, and as such the Master Fund did not incur any interest expense. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. During the six months ended September 30, 2022, the Master Fund expensed $33,340 of Financing Costs as shown in the Statement of Operations.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2022 (Unaudited)

10. Other Matters

The outbreak of COVID-19 in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Master Fund and in turn, may impact the financial performance of the Master Fund. In addition, the impact of the COVID-19 pandemic may lead to adverse impacts on valuations and other financial analyses for current and future periods.

11. Subsequent Events

The Master Fund has evaluated all events subsequent to September 30, 2022, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund V Holdings LP

Supplemental Information

September 30, 2022 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the period ended September 30, 2022.

The Master Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement

September 30, 2022 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Crossroads Private Markets Fund V Holdings LP (the "Master Fund") considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at an executive session of the Independent Directors held on July 15, 2022 and a Board meeting held on July 21, 2022. The Board is comprised solely of Independent Directors, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Directors were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement

September 30, 2022 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2022.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2022.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund V Holdings LP

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 9, 2022

By	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2022